UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
           --------------------------------------------------
Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

Form 13F File Number:     028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas M. Fitzgerald III      New York, New York         May 15, 2009
-----------------------------      -------------------      ----------------
           [Date]                      [Signature]            [City, State]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          36
                                               -------------

Form 13F Information Table Value Total:         $354,272
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                     13F File Number                     Name

NONE

                                                     FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN 2      COLUMN3      COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7      COLUMN 8
                                                                        SHRS OR SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   VALUE(x$1000) PRN AMT PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED   NONE

ALLIANT ENERGY CORP            COM              018802108     15,404    623,910  SH            SOLE            623,910
ALUMINUM CORP CHINA LTD        SPON ADR H SHS   022276109      1,998    136,665  SH            SOLE            136,665
AMERON INTL INC                COM              030710107      9,532    181,018  SH            SOLE            181,018
BHP BILLITON LTD               SPONSORED ADR    088606108     11,347    254,410  SH            SOLE            254,410
BURLINGTON NORTHN SANTA FE C   COM              12189T104      1,446     24,048  SH            SOLE             24,048
CANADIAN NATL RY CO            COM              136375102      5,023    141,685  SH            SOLE            141,685
CMS ENERGY CORP                COM              125896100      4,465    377,100  SH            SOLE            377,100
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209      2,963    222,817  SH            SOLE            222,817
CONSOL ENERGY INC              COM              20854P109        692     27,400  SH            SOLE             27,400
DPL INC                        COM              233293109      8,585    380,870  SH            SOLE            380,870
ENERGEN CORP                   COM              29265N108      5,691    195,362  SH            SOLE            195,362
ENTERGY CORP NEW               COM              29364G103      6,972    102,393  SH            SOLE            102,393
FIRST SOLAR INC                COM              336433107      1,629     12,277  SH            SOLE             12,277
FOUNDATION COAL HLDGS INC      COM              35039W100      4,499    313,500  SH            SOLE            313,500
FPL GROUP INC                  COM              302571104     37,152    732,354  SH            SOLE            732,354
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      1,906     50,000  SH            SOLE             50,000
GENERAL CABLE CORP DEL NEW     COM              369300108     10,715    540,627  SH            SOLE            540,627
ITC HLDGS CORP                 COM              465685105     34,999    802,351  SH            SOLE            802,351
MYR GROUP INC DEL              COM              55405W104      4,364    286,143  SH            SOLE            286,143
NORTHEAST UTILS                COM              664397106     23,417  1,084,615  SH            SOLE          1,084,615
NUCOR CORP                     COM              670346105      9,008    235,994  SH            SOLE            235,994
NV ENERGY INC                  COM              67073Y106      3,478    370,413  SH            SOLE            370,413
PEABODY ENERGY CORP            COM              704549104      8,664    346,012  SH            SOLE            346,012
PNM RES INC                    COM              69349H107      4,704    569,437  SH            SOLE            569,437
PORTLAND GEN ELEC CO           COM NEW          736508847     12,357    702,497  SH            SOLE            702,497
QUANTA SVCS INC                COM              74762E102      7,077    329,921  SH            SOLE            329,921
SCANA CORP NEW                 COM              80589M102      4,016    130,000  SH            SOLE            130,000
SEMPRA ENERGY                  COM              816851109      3,815     82,500  SH            SOLE             82,500
SHAW GROUP INC                 COM              820280105      5,707    208,213  SH            SOLE            208,213
SPDR GOLD TRUST                GOLD SHS         78463V107     18,794    208,175  SH            SOLE            208,175
SPECTRA ENERGY CORP            COM              847560109     23,721  1,677,556  SH            SOLE          1,677,556
UNION PAC CORP                 COM              907818108     12,741    309,918  SH            SOLE            309,918
URS CORP NEW                   COM              903236107      4,514    111,694  SH            SOLE            111,694
WALTER INDS INC                COM              93317Q105      6,892    301,376  SH            SOLE            301,376
WESCO INTL INC                 COM              95082P105     12,368    682,542  SH            SOLE            682,542
WISCONSIN ENERGY CORP          COM              976657106     23,617    573,635  SH            SOLE            573,635
